CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of stock options outstanding [Table Text Block]
Number of Options	Exercise Price	Expiry Date

120,000	CDN$0.59	May 31, 2022
125,000	CDN$0.27	July 1, 2022
382,000	CDN$0.15	December 31, 2022
54,000	CDN$0.60	June 1, 2025
250,000	CDN$0.20	October 8, 2025
360,000	CDN$1.23	October 23, 2025
400,000	CDN$0.40	May 5, 2026
690,000	CDN$0.30	July 1, 2026

Share-based payment arrangement, option, activity [Table Text Block]
	December 31, 2021		December 31, 2020		December 31, 2019
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	2,636,000	$0.35	2,615,000	$0.23	2,615,000	$0.23
Granted	-	-	534,000	0.80	-	-
Exercised	(255,000)	0.38	(346,500)	0.21	-	-
Cancelled/Expired	-	-	(166,500)	0.31	-	-
Outstanding, end of year	2,381,000	$0.32	2,636,000	$0.35	2,615,000	$0.23

Exercisable, end of year	2,381,000	$0.32	2,636,000	$0.35	2,615,500	$0.23

Schedule of share-based compensation, stock options black-scholes valuation assumptions [Table Text Block]
	2021	2020	2019

Risk-free interest rate	-	1.75%	1.75%
Expected life	-	1.8 to 2.6 years	1.8 to 2.6 years
Annualized volatility	-	73%	73%
Dividend rate	-	-	-

Schedule of stockholders' equity note, warrants or rights, activity [Table Text Block]
	2021	2020		2019

Balance, beginning of period	-	1,250,000	CAD$0.50	1,250,000	CAD$0.50
Issued	-	-		-	-
Exercised	-	(885,000)		-
Expired	-	(365,000)		-
Balance, end of period	-	-	-	1,250,000	CAD$0.50